Net Income (Loss) Per Share - Components of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholder basic	$ (21,577)	$ (22,969)	$ 20,942	$ (80,856)
Net income (loss) attributable to common stockholders diluted	$ (21,577)	$ (22,969)	$ 20,942	$ (80,856)
Denominator:
Weighted-average common shares outstanding basic	44,527,997	43,772,990	44,234,936	43,722,129	43,739,000	42,854,000
Weighted-average number of common shares outstanding - diluted	44,527,997	43,772,990	44,425,531	43,722,129	43,739,000	42,854,000
Net income (loss) per share applicable to common stockholders basic	$ (0.48)	$ (0.52)	$ 0.47	$ (1.85)	$ (2.42)	$ (2.78)
Net income (loss) per share applicable to common stockholders diluted	$ (0.48)	$ (0.52)	$ 0.47	$ (1.85)	$ (2.42)	$ (2.78)